OPERATING SEGMENTS - Operating Segment Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Revenue	$ 1,379,988	$ 915,911
Production costs	(281,034)	(267,432)
Royalty expense	(36,432)	(26,418)
Depletion and depreciation	(168,921)	(133,718)
Earnings from mine operations	893,601	488,343
General and administrative	(45,365)	(31,565)
Transaction costs	(1,236)	0
Exploration	(33,469)	(66,614)
Care and maintenance	(1,191)	(3,081)
Earnings from operations	812,340	387,083
Other (loss) income, net	(18,817)	5,130
Finance income	6,941	5,714
Finance costs	(2,282)	(3,617)
Earnings before income taxes	798,182	394,310
Total capital expenditures	516,097	302,299
Total assets	2,557,617	1,710,160
Total liabilities	740,863	447,054
Cash	707,206	332,227	$ 231,596
Mining interest
Disclosure of operating segments [line items]
Total capital expenditures	271,692	174,970
Plant and equipment
Disclosure of operating segments [line items]
Total capital expenditures	244,405	127,329
Operating segments | Macassa Mine
Disclosure of operating segments [line items]
Revenue	333,644	307,807
Production costs	(99,227)	(102,845)
Royalty expense	(11,240)	(9,074)
Depletion and depreciation	(44,499)	(45,861)
Earnings from mine operations	178,678	150,027
General and administrative	0	0
Transaction costs	0
Exploration	(1,338)	(4,090)
Care and maintenance	0	0
Earnings from operations	177,340	145,937
Total capital expenditures	194,446	126,350
Total assets	645,617	531,457
Total liabilities	203,521	204,160
Operating segments | Macassa Mine | Mining interest
Disclosure of operating segments [line items]
Total capital expenditures	104,728	67,079
Operating segments | Macassa Mine | Plant and equipment
Disclosure of operating segments [line items]
Total capital expenditures	89,718	59,271
Operating segments | Holt Complex
Disclosure of operating segments [line items]
Revenue	161,413	164,045
Production costs	(104,888)	(88,844)
Royalty expense	(7,738)	(8,352)
Depletion and depreciation	(33,021)	(25,500)
Earnings from mine operations	15,766	41,349
General and administrative	0	0
Transaction costs	0
Exploration	(5,288)	(6,232)
Care and maintenance	(43)	(2,832)
Earnings from operations	10,435	32,285
Total capital expenditures	56,621	42,509
Total assets	223,494	196,176
Total liabilities	69,953	51,466
Operating segments | Holt Complex | Mining interest
Disclosure of operating segments [line items]
Total capital expenditures	37,221	26,001
Operating segments | Holt Complex | Plant and equipment
Disclosure of operating segments [line items]
Total capital expenditures	19,400	16,508
Operating segments | Fosterville
Disclosure of operating segments [line items]
Revenue	884,931	444,059
Production costs	(76,919)	(75,743)
Royalty expense	(17,454)	(8,992)
Depletion and depreciation	(91,401)	(60,167)
Earnings from mine operations	699,157	299,157
General and administrative	0	0
Transaction costs	0
Exploration	(15,895)	(26,481)
Care and maintenance	0	0
Earnings from operations	683,262	272,676
Total capital expenditures	161,300	105,057
Total assets	546,069	436,616
Total liabilities	113,629	122,324
Operating segments | Fosterville | Mining interest
Disclosure of operating segments [line items]
Total capital expenditures	78,449	58,650
Operating segments | Fosterville | Plant and equipment
Disclosure of operating segments [line items]
Total capital expenditures	82,851	46,407
Operating segments | Northern Territory
Disclosure of operating segments [line items]
Revenue	0	0
Production costs	0	0
Royalty expense	0	0
Depletion and depreciation	0	(2,185)
Earnings from mine operations	0	(2,185)
General and administrative	0	0
Transaction costs	0
Exploration	(10,948)	(29,811)
Care and maintenance	(1,148)	(249)
Earnings from operations	(12,096)	(32,245)
Total capital expenditures	99,844	28,383
Total assets	197,768	144,945
Total liabilities	37,591	31,121
Operating segments | Northern Territory | Newmarket Gold NT Holdings Pty Ltd.
Disclosure of operating segments [line items]
Cash		164,500
Operating segments | Northern Territory | Mining interest
Disclosure of operating segments [line items]
Total capital expenditures	51,294	23,240
Operating segments | Northern Territory | Plant and equipment
Disclosure of operating segments [line items]
Total capital expenditures	48,550	5,143
Corporate and other
Disclosure of operating segments [line items]
Revenue	0	0
Production costs	0	0
Royalty expense	0	0
Depletion and depreciation	0	(5)
Earnings from mine operations	0	(5)
General and administrative	(45,365)	(31,565)
Transaction costs	(1,236)
Exploration	0	0
Care and maintenance	0
Earnings from operations	(46,601)	(31,570)
Total capital expenditures	3,886	0
Total assets	944,669	400,966
Total liabilities	316,169	37,983
Corporate and other | Newmarket Gold NT Holdings Pty Ltd.
Disclosure of operating segments [line items]
Cash	615,700
Corporate and other | Mining interest
Disclosure of operating segments [line items]
Total capital expenditures	0	0
Corporate and other | Plant and equipment
Disclosure of operating segments [line items]
Total capital expenditures	$ 3,886	$ 0